Cash and Cash Equivalents	12 Months Ended
Jun. 30, 2024
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

(3) Cash and cash equivalents

Cash and cash equivalents in its original currencies is shown below:

	As of June 30,
	2024	2023
	$	$
HKD	3,197,313	7,610,774
RMB	2,673,761	7,156,490
USD	7,004,410	12,723,146
VND	471,100	86,212
Total	13,346,584	27,576,622

The PRC government imposes controls on the conversion of RMB into foreign currencies and the remittance of currencies out of the PRC. Therefore, we may experience difficulties in obtaining and remitting foreign currency.